COMMON STOCK (Details Textual) (USD $)	12 Months Ended			15 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Senior Convertible Debentures 8 [Member]	Feb. 01, 2013 Depository Trust Company [Member]
Common Stock [Line Items]
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Registration	173,333,160
Securities Deposit Number				234,841,928
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%	8.00%